Fair Value (Fair Value Assets and Liabilities Measured on a Nonrecurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net	$ 766.9		$ 1,036.8
VENEZUELA
Property, plant and equipment, net		$ 15.7
Assets, Fair Value Disclosure, Nonrecurring		15.7
VENEZUELA | Level 1 [Member]
Property, plant and equipment, net		0.0
Assets, Fair Value Disclosure, Nonrecurring		0.0
VENEZUELA | Level 2 [Member]
Property, plant and equipment, net		0.0
Assets, Fair Value Disclosure, Nonrecurring		0.0
VENEZUELA | Fair Value, Inputs, Level 3 [Member]
Property, plant and equipment, net		15.7
Assets, Fair Value Disclosure, Nonrecurring		$ 15.7